Accrued Expenses and Deferred Revenue (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Deferred Revenue
Accrued salaries and Board fees	kr 8,134	kr 4,726
Vacation pay liability	4,921	1,904
Social security costs	3,440	2,975
Accrued expenses for research and development	14,135	1,176
Deferred revenue	0	874
Accrued expenses for administrative and selling expenses	10,756	4,144
Other accrued expenses	0	9,716
Total	41,386	25,515
Parent Company
Accrued Expenses and Deferred Revenue
Accrued salaries and Board fees	5,925	4,143
Vacation pay liability	2,603	1,502
Social security costs	3,441	2,975
Accrued expenses for research and development	13,072	1,177
Deferred revenue	0	874
Accrued expenses for administrative and selling expenses	5,746	4,144
Other accrued expenses	0	9,716
Total	kr 30,787	kr 24,531